CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows provided by/(used in) Operating Activities:
Net income/(loss)	$ 52,270,487	$ (1,753,533)	$ 1,088,149
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) Operating activities:
Depreciation and amortization	14,362,828	1,904,963	897,171
Amortization and write-off of deferred finance charges	414,629	599,087	6,628
Amortization of other deferred charges	0	112,508	31,066
Deferred revenue amortization	0	(430,994)	(119,006)
Amortization of fair value of acquired charter	(1,940,000)	0	0
Interest settled in common stock	0	57,773	0
Amortization and write-off of convertible notes beneficial conversion feature	0	532,437	0
Provision for doubtful accounts	2,483	37,103	0
Shareholders' deemed interest contribution	0	0	62,500
Changes in operating assets and liabilities:
Accounts receivable trade, net	(6,924,622)	(1,122,836)	454,488
Inventories	(3,722,061)	(571,284)	(86,004)
Due from/to related parties	5,254,323	(797,805)	(582,952)
Prepaid expenses and other assets	(3,406,066)	(885,828)	(320,055)
Dry-dock costs paid	(3,730,467)	(1,308,419)	0
Other deferred charges	(191,234)	26,494	(198,364)
Accounts payable	3,070,287	584,527	129,201
Accrued liabilities	1,495,032	625,894	384,827
Deferred revenue	3,819,708	46,104	564,313
Net Cash provided by/(used in) Operating Activities	60,775,327	(2,343,809)	2,311,962
Cash flow used in Investing Activities:
Vessel acquisitions (including time charter attached) and other vessel improvements	(346,273,252)	(35,472,173)	(17,227,436)
Advances for vessel acquisition	(2,367,455)	0	0
Net cash used in Investing Activities	(348,640,707)	(35,472,173)	(17,227,436)
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	265,307,807	39,053,325	2,625,590
Common stock issuance expenses	(12,527,747)	(3,710,394)	(305,889)
Proceeds from long-term debt and convertible debentures	97,190,000	9,500,000	11,000,000
Redemption of Series A Preferred Shares	(14,400,000)	0	0
Repayment of long-term debt	(6,878,500)	(2,050,000)	0
Proceeds from related party debt	0	0	12,500,000
Repayment of related party debt	(5,000,000)	0	(7,500,000)
Payment of deferred financing costs	(1,866,615)	(608,985)	(232,568)
Net cash provided by Financing Activities	321,824,945	42,183,946	18,087,133
Net increase in cash, cash equivalents, and restricted cash	33,959,565	4,367,964	3,171,659
Cash, cash equivalents and restricted cash at the beginning of the period	9,426,903	5,058,939	1,887,280
Cash, cash equivalents and restricted cash at the end of the period	43,386,468	9,426,903	5,058,939
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	37,173,736	8,926,903	4,558,939
Restricted cash, current	2,382,732	0	0
Restricted cash, non-current	3,830,000	500,000	500,000
Cash, cash equivalents and restricted cash at the end of the period	43,386,468	9,426,903	5,058,939
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	2,271,525	654,555	0
Shares issued in connection with the settlement of the $5.0 Million Convertible Debentures	0	5,057,773	0
Shares issued in connection with the Series A Preferred Shares Settlement Agreement	0	0	967,800
Series A Preferred Stock dividend waived accounted as deemed contribution	0	0	3,379,589
Preferred shareholders' deemed contribution pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	0	0	112,637
Shareholder's deemed contribution pursuant to the $7.5 Million Bridge Loan	0	0	62,500
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	99,797	0	0
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	1,592,001	657,204	33,344
Unpaid advances for vessel acquisitions (included in Accounts payable and Accrued Liabilities)	710	0	0
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	1,113,547	907,685	0
Unpaid deferred financing costs	$ 3,980	$ 0	$ 17,000